Derivatives - Summary of Information Regarding the Effectiveness of the Hedging (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges [member] | Interest rate contracts [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedge ineffectiveness recognised in P&L	€ (3)	€ 1
P&L line item that includes hedge ineffectiveness	Results from financial transactions	Results from financial transactions
Fair value hedges [member] | Foreign exchange contracts [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedge ineffectiveness recognised in P&L	€ 0	€ (4)
P&L line item that includes hedge ineffectiveness	Results from financial transactions	Results from financial transactions
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedge ineffectiveness recognised in P&L	€ 20	€ (102)
Cash flow hedges [member] | Interest rate contracts [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains / (loss) recognised in OCI	0	0
Hedge ineffectiveness recognised in P&L	€ 0	€ 1
P&L line item that includes hedge ineffectiveness	Results from financial transactions	Results from financial transactions
Hedged cash flows will no longer occur	€ 0	€ 0
Hedged item affected P&L	0	0
Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains / (loss) recognised in OCI	0
Hedge ineffectiveness recognised in P&L	€ (2)	€ 2
P&L line item that includes hedge ineffectiveness	Results from financial transactions	Results from financial transactions
Hedged cash flows will no longer occur	€ 0
Hedged item affected P&L	0
Net investment hedges [member] | Foreign exchange - FX forward [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains / (loss) recognised in OCI	0
Hedge ineffectiveness recognised in P&L	€ 0
P&L line item that includes hedge ineffectiveness	Results from financial transactions	Results from financial transactions
Hedged cash flows will no longer occur	€ 0
Hedged item affected P&L	€ 0